Fair Value Measurements (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 16, 2022	Dec. 31, 2021	Jun. 28, 2021
Forward purchase option derivative expenses		$ 781,070
Change in fair value recognized	$ 14,872
Cash [Member]
Asset held in trust			$ 508
US Treasury Securities [Member]
Asset held in trust			117,321,000
Warrant [Member]
Derivative warrant liability				$ 5,031,474
Private Placement Warrants [Member]
Derivative warrant liability	5,852,750		5,281,750
Fair value of derivative liability	$ 224,474		$ 224,474